CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Feb. 09, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
ASSETS
Cash and cash equivalents	$ 6,879,552		$ 6,558,176		$ 619,554		$ 1,132,900	$ 129,560
Cash segregated - customers	21,377,503		20,548,972
Cash segregated - PAB	200,618		200,738
Receivables - broker-dealers and clearing organizations	1,321,533		1,333,306
Receivables - customers, net	354,196		823,784
Other receivables	62,098		64,842
Prepaids	64,392		67,967		58,828			33,652
Trading securities, market value, net	54		55		54,799,478			204,044,469
Total Current Assets	30,259,946		29,597,840		55,477,860		1,212,164	204,207,681
Operating lease right to use lease asset	249,515		326,336
Property and equipment, net	6,942		16,080
Customer list, net	13,536,472		14,150,856
Goodwill	6,142,525		7,706,725
Pacsquare asset purchase	1,880,725		1,726,500
Bank acquisition deposit	87,500		91,200
Cash deposits - broker-dealers and clearing organizations	3,515,000		3,515,000
Other assets	336,017		336,017
TOTAL ASSETS	56,014,642		57,466,554		55,477,860		58,621,911	204,207,681
LIABILITIES AND STOCKHOLDERS' DEFICIT
Payables to customers	20,020,804		20,162,973
Accounts and payables to officers/directors	840,243		686,579
Accounts payable and accrued expenses	4,866,025		5,393,912		5,510,760		5,181,488	4,813,558
Non-redemption agreement liability					1,441,653
Payables - broker-dealers and clearing organizations	15,427		4,915
Commissions, payroll and payroll taxes	311,796		273,386
Current portion of lease liability	126,746		149,499
Advances from related parties					3,104,097		1,968,116	319,166
Convertible notes, net			3,783,437
Secured convertible note, net			6,857,101
Promissory notes	878,997		852,968
Short-term merger financing, net			5,092,083
Contingent guarantee			3,256,863	$ 3,256,863
Subscription agreement	2,473,529		2,425,647
Excise tax payable	2,260,783		2,067,572		1,528,101		1,485,236
Total Current Liabilities	37,701,077		40,681,377		12,064,611		9,114,840	5,612,724
Accrued contingent liability	100,000		100,000
Long-term merger financing, net			7,606,561
Derivative liability - convertible notes			16,462,690
Derivative liability - warrants	123,062		307,656		307,656		307,656	184,594
Earnout - liability	11,044,000		12,298,000
Deferred income tax liability	3,616,486		5,245,886
Subordinated borrowings	1,930,000		1,950,000
Trading account deposit	100,000		100,000
Long-term lease liability	128,164		182,729
TOTAL LIABILITIES	79,211,367		95,575,437		12,372,267		9,422,496	5,797,318
Commitments and Contingencies (Note 10)
Common stock subject to possible redemption					54,618,469		57,113,761	203,420,202
STOCKHOLDERS' DEFICIT
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding
Common stock, $0.0001 par value; 500,000,000 shares authorized; 388,003 and 207,585 shares issued and outstanding at December 31, 2024 and June 30, 2024, respectively	39				503		503	503
Additional paid-in-capital	114,761,723
Accumulated Deficit	(137,945,770)				(11,513,379)		(7,914,849)	(5,010,342)
TOTAL STOCKHOLDERS' DEFICIT	(23,196,725)	$ (23,162,035)	(38,108,883)		(11,512,876)	$ (11,115,311)		(5,009,839)	$ (13,885,204)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	56,014,642		57,466,554		55,477,860		$ 58,621,911	204,207,681
Nonrelated Party
LIABILITIES AND STOCKHOLDERS' DEFICIT
Stock payable	125,983		259,893
Secured convertible note, net	8,745,699		6,857,101
Promissory notes			852,968
Related Party
LIABILITIES AND STOCKHOLDERS' DEFICIT
Stock payable	$ 55,087		$ 55,087
Promissory notes					$ 480,000			$ 480,000